Related Party Transactions (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Nov. 03, 2022	Oct. 08, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues					$ 5,848,000	$ 4,457,000	$ 14,580,000	$ 14,208,000	$ 28,674,000	$ 24,100,000
Other Operating Income										500,000
Loss Contingency, Receivable		$ 6,200,000							$ 6,200,000
Legal settlements receivable percentage	50.00%	50.00%			50.00%		50.00%		50.00%
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]	6,280,396	6,446,946
Equity Method Investment, Additional Information							3,377,346
Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Interest Income, Operating								100,000
Biofrontera AG [Member]
Related Party Transaction [Line Items]
Other Receivables	$ 3,700,000	$ 6,100,000			$ 3,700,000		$ 3,700,000		$ 6,100,000
Loss Contingency, Receivable	$ 3,700,000	6,400,000			$ 3,700,000		$ 3,700,000		6,400,000	11,300,000
Legal settlements receivable percentage	50.00%				50.00%		50.00%
Interest Income, Operating									100,000	0.0
License and Supply Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Cost of Revenue					$ 10,400,000	6,200,000	$ 13,700,000	11,500,000	16,600,000	9,400,000
Accounts Payable	$ 4,700,000	1,300,000			4,700,000		4,700,000		1,300,000	300,000
License and Supply Agreement [Member] | Fifty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenues				$ 30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenues				30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenues				50,000,000
License and Supply Agreement [Member] | Thirty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenues				$ 50,000,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss		6,500,000							6,500,000
Other Receivables		6,400,000							6,400,000
Service Agreements [Member] | Biofrontera AG [Member]
Related Party Transaction [Line Items]
Accounts Payable	200,000	200,000			200,000		200,000		200,000	200,000
Operating Costs and Expenses									700,000	700,000
Other Operating Income						$ 300,000	100,000	$ 400,000
Clinica Lamp Lease Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Revenues										100,000
Accounts Receivable, after Allowance for Credit Loss	$ 500,000	100,000			$ 500,000		500,000		100,000	100,000
Cutanea Acquisition Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss										$ 100,000
Other Receivables		$ 0							0
Share Purchase and Transfer Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodValuesInvestmentInEquitySecurities]							$ 5,900,000		$ 10,500,000
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]							6,280,396		6,466,949
[custom:StockIssuedDuringPeriodSharesPurchase]			1,674,996
[custom:TotalNumberOfSharesPurchased]			6,466,946
[custom:StockIssuedDuringPeriodValuesPurchase]			$ 1,700,000